EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE
Basic earnings per common share
The calculation of basic earnings per common share at December 31, 2018 was based on the earnings attributable to common shareholders of $1.2 billion (2017: $797 million) and a weighted average number of common shares outstanding of 505 million (2017: 426 million).
Diluted earnings per common share
The calculation of diluted earnings per common share at December 31, 2018 was based on earnings attributable to common shareholders of $1.2 billion (2017: $803 million), and weighted average number of common shares outstanding after adjustment for the effects of all dilutive potential common shares of 509 million (2017: 432 million).
Earnings attributable to common shareholders

For the years ended December 31
($ millions)	2018	2017
Earnings	1,278	883
Dividends on preferred shares	(122)	(83)
Cumulative dividends on preferred shares, not yet declared	(3)	(3)
Basic earnings attributable to common shareholders	1,153	797
Effect of after-tax interest on debentures to earnings	4	6
Diluted earnings attributable to common shareholders	1,157	803
Weighted average number of common shares

(In millions of shares, except as noted)	2018	2017
Issued common shares at January 1	503	397
Effect of shares issued on Acquisition	—	25
Effect of shares issued on exercise of options	1	—
Effect of conversion of convertible debentures	1	1
Effect of shares issued under dividend reinvestment plan	—	3
Basic weighted average number of common shares at December 31	505	426

Dilutive effect of debentures converted	2	4
Dilutive effect of share options on issue	2	2
Diluted weighted average number of common shares at December 31	509	432

Basic earnings per common share (dollars)	2.28	1.87
Diluted earnings per common share (dollars)	2.28	1.86

The average market value of the Company's shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.